Intangible Assets (Details)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Intangible Assets [Abstract]
Impairment loss of related to customer			$ 113,707
Amortization expense of intangible assets	$ 678,789	$ 527,871	$ 629,207	$ 123,848